Segment Information (Reconciliation of Revenue from Segments to Consolidated) (Details) - USD ($) $ in Millions	3 Months Ended									12 Months Ended
	Dec. 31, 2017	[1],[2]	Sep. 30, 2017	Jun. 30, 2017 [1]	Mar. 31, 2017	Dec. 31, 2016 [3]	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Revenues	$ 41,676		$ 39,668	$ 39,837	$ 39,365	$ 41,841	$ 40,890	$ 40,520	$ 40,535	$ 160,546	$ 163,786	$ 146,801
Operations and Support Expenses										115,210	113,592	100,000
EBITDA										45,336	50,194	46,801
Depreciation and Amortization										24,387	25,847	22,016
Operating Income (Loss)	$ 359		$ 6,403	$ 7,323	$ 6,864	$ 4,248	$ 6,408	$ 6,560	$ 7,131	20,949	24,347	24,785
Equity in net income of affiliates										(128)	98	79
Segment Contribution										15,139	19,812	20,692
Business Solutions
Segment Reporting Information [Line Items]
Segment Contribution										17,150	16,826	16,392
Entertainment Group
Segment Reporting Information [Line Items]
Segment Contribution										5,625	6,104	2,000
Consumer Mobility
Segment Reporting Information [Line Items]
Segment Contribution										9,079	9,825	9,738
International
Segment Reporting Information [Line Items]
Segment Contribution										(266)	(661)	(488)
Segment Total
Segment Reporting Information [Line Items]
Segment Contribution										31,588	32,094	27,642
Operating Segments [Member] | Business Solutions
Segment Reporting Information [Line Items]
Revenues										69,406	70,988	71,127
Operations and Support Expenses										42,929	44,330	44,946
EBITDA										26,477	26,658	26,181
Depreciation and Amortization										9,326	9,832	9,789
Operating Income (Loss)										17,151	16,826	16,392
Equity in net income of affiliates										(1)	0	0
Segment Contribution										17,150	16,826	16,392
Operating Segments [Member] | Entertainment Group
Segment Reporting Information [Line Items]
Revenues										50,698	51,295	35,294
Operations and Support Expenses										39,420	39,338	28,345
EBITDA										11,278	11,957	6,949
Depreciation and Amortization										5,623	5,862	4,945
Operating Income (Loss)										5,655	6,095	2,004
Equity in net income of affiliates										(30)	9	(4)
Segment Contribution										5,625	6,104	2,000
Operating Segments [Member] | Consumer Mobility
Segment Reporting Information [Line Items]
Revenues										31,552	33,200	35,066
Operations and Support Expenses										18,966	19,659	21,477
EBITDA										12,586	13,541	13,589
Depreciation and Amortization										3,507	3,716	3,851
Operating Income (Loss)										9,079	9,825	9,738
Equity in net income of affiliates										0	0	0
Segment Contribution										9,079	9,825	9,738
Operating Segments [Member] | International
Segment Reporting Information [Line Items]
Revenues										8,269	7,283	4,102
Operations and Support Expenses										7,404	6,830	3,930
EBITDA										865	453	172
Depreciation and Amortization										1,218	1,166	655
Operating Income (Loss)										(353)	(713)	(483)
Equity in net income of affiliates										87	52	(5)
Segment Contribution										(266)	(661)	(488)
Operating Segments [Member] | Segment Total
Segment Reporting Information [Line Items]
Revenues										159,925	162,766	145,589
Operations and Support Expenses										108,719	110,157	98,698
EBITDA										51,206	52,609	46,891
Depreciation and Amortization										19,674	20,576	19,240
Operating Income (Loss)										31,532	32,033	27,651
Equity in net income of affiliates										56	61	(9)
Segment Contribution										31,588	32,094	27,642
Consolidation Non-Segment [Member] | Corporate and Other
Segment Reporting Information [Line Items]
Revenues										864	1,043	1,297
Operations and Support Expenses										554	1,173	1,057
EBITDA										310	(130)	240
Depreciation and Amortization										72	65	64
Operating Income (Loss)										238	(195)	176
Consolidation Non-Segment [Member] | Acquisition-related items
Segment Reporting Information [Line Items]
Revenues										0	0	(85)
Operations and Support Expenses										798	1,203	1,987
EBITDA										(798)	(1,203)	(2,072)
Depreciation and Amortization										4,608	5,177	2,712
Operating Income (Loss)										(5,406)	(6,380)	(4,784)
Consolidation Non-Segment [Member] | Certain Significant items
Segment Reporting Information [Line Items]
Revenues										(243)	(23)	0
Operations and Support Expenses										5,139	1,059	(1,742)
EBITDA										(5,382)	(1,082)	1,742
Depreciation and Amortization										33	29	0
Operating Income (Loss)										$ (5,415)	$ (1,111)	$ 1,742

[1]	Includes actuarial gains and losses on pension and postretirement benefit plans (Note 12).
[2]	Includes an asset abandonment charge (Note 6) and the impact of federal corporate income tax reform (Note 11).
[3]
Includes an actuarial loss on pension and postretirement benefit plans (Note 12) and asset impairment charges (Note 6) and changes in accounting estimates for network asset lives and salvage values, and customer fulfillment costs.